Bonds and financing (Tables)	12 Months Ended
Dec. 31, 2022
Bonds and financing
Schedule of bonds and financing

The balance of bonds and financing comprises the following amounts:

	December 31, 2021	Additions (i)	Payment of interest (ii)	Payment of principal (ii)	Interest accrued	Transaction cost of bonds	Transfers	December 31, 2022
Bonds with Related Parties	264,673	-	(33,921)	(254,885)	36,573	-	50,885	63,325
Bonds	16,581	-	(58,425)	-	72,298	1,018	(1,018)	30,454
Financing	237	-	(154)	(759)	25	-	651	-
Current liabilities	281,491	-	(92,500)	(255,644)	108,896	1,018	50,518	93,779
Bonds with Related Parties	51,091	250,000	-	-	-	-	(50,885)	250,206
Bonds	497,993	-	-	-	-	-	1,018	499,011
Financing	651	-	-	-	-	-	(651)	-
Non-current liabilities	549,735	250,000	-	-	-	-	(50,518)	749,217
Total	831,226	250,000	(92,500)	(255,644)	108,896	1,018	-	842,996

(i)	On September 28, 2022, the Company issued simple debentures not convertible into shares, subject to remunerative interest of 100% of the CDI, plus a spread of 2.40% per year, in the total amount of R$250,000. The debentures aim to strengthen the Company's capital structure and lengthen the maturity profile of the debt, whose average term has become 37 months.
(ii)	We present below the composition of interest and principal payments considering the issues made:
	December 31, 2020	Additions (ii)	Payment of interest (i)	Payment of principal (i)	Interest accrued	Transaction cost of bonds	Transfers	December 31, 2021
Bonds with related parties	502,743	-	(24,873)	(477,564)	25,859	-	238,509	264,673
Bonds	-	-	-	-	17,574	(993)	-	16,581
Financing	139	-	(49)	(177)	116	-	208	237
Current liabilities	502,882	-	(24,922)	(477,741)	43,549	(993)	238,717	281,491
Bonds with related parties(i)	289,600	-	-	-	-	-	(238,509)	51,091
Bonds	-	500,000	-	-	-	(2,007)	-	497,993
Financing	859	-	-	-	-	-	(208)	651
Non-current liabilities	290,459	500,000	-	-	-	(2,007)	(238,717)	549,735
Total	793,341	500,000	(24,922)	(477,741)	43,549	(3,000)	-	831,226

(i)	On March 15, 2021, the Company, substantially settled bonds with related parties amounting to R$ 100,000 and R$ 1,488, in principal and interest, respectively as follows: 5th Issuance, 1st series – R$ 101,488. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 1,451, 6th Issuance, 2nd series – R$ 3,613 and 7th Issuance, single series – R$ 5,663. This measure is part of a commitment with shareholders as a result of the IPO.
On May 31, 2021, the Company partially settled bonds with related parties amounting to R$ 188,000, of principal of the 7th issuance single series.
On August 6, 2021, the Company settled the remaining 7th issuance with related parties in the amounts of R$189,564 and R$5,871, as principal and interest. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 2,029 and 6th Issuance, 2nd series – R$ 4,758.
Regarding the financing with Banco de Desenvolvimento de Minas Gerais SA - BDMG, the Company pays monthly the amount of R$ 15 and R$ 4, respectively, of principal and interest, totaling on December 31, 2021 an amount of R$177 and R$49, respectively, of principal and interest
(ii)	On August 6, 2021, the Company´s subsidiary Somos Sistemas de Ensino S.A. issued R$ 500 million in simple debentures not convertible into shares, subject to compensatory interest of 100% of DI Interest Deposit rate (CDI), plus spread of 2.30% per year. The debentures are aimed at reinforcing the Company’s capital structure and elongating the debt maturity profile, which average maturity now stands at 35 months.

Schedule of composition of interest and principal payments of bonds and financing

Emission	Payments	Interest	Principal
SSED21 – 6th. SOMOS – 2nd. Série	02/15/2022 and 08/11/2022	(10,792)	(50,885)
SEDU21 – 7th. SOMOS 2nd. Série	02/15/2022 and 08/11/2022	(23,129)	(204,000)
GAGL11 – Somos Sistemas	02/07/2022 and 08/05/2022	(58,425)	-
Financing	06/22/2022	(154)	(759)
	Total	(92,500)	(255,644)

Schedule of bonds' description
Subscriber	Related Parties	Related Parties	Third parties
Issuance	5th	9th	1st
Series	2nd Series	2nd Series	Single Series
Date of issuance	08/15/2018	09/28/2022	08/06/2021
Maturity Date	08/15/2023	09/28/2025	08/05/2024
First payment after	60 months	36 months	35 months
Remuneration payment	Semi-annual interest	Semi-annual interest	Semi-annual interest
Financials charges	CDI + 1.00% p.a.	CDI + 2.40% p.a.	CDI + 2.30% p.a.
Principal amount (in millions of R$)	100	250	500

Schedule of bonds and financing maturities
Maturity of installments	December 31, 2022%		December 31, 2021%
2023	93,779	11.1	281,491	33.9
2024	499,217	59.2	51,063	6.1
2025	250,000	29.7	498,672	60.0
Total non-current liabilities	749,217	88.9	549,735	66.1

	842,996	100.0	831,226	100.0